Share-based Payments - Weighted Average Fair Value of Awards at Grant Date (Details)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 3,765		¥ 3,857	¥ 4,631
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	3,765		¥ 3,857	¥ 4,678
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 1,907	$ 17.64